Summary of Significant Accounting Policies (Details) - Schedule of the Class A ordinary shares reflected in the balance sheets are reconciled - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of the Class A ordinary shares reflected in the balance sheets are reconciled [Abstract]
Gross proceeds		$ 90,000,000
Less:
Ordinary share issuance costs		(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value	$ 4,144	5,705,929
Contingently redeemable ordinary shares	27,466,834	$ 92,459,548
Less:
Redemption of 6,326,758 shares	$ (64,996,858)